SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

The Option Scheme originally adopted in November 2006 will expire in November 2026, following the renewal in November 2016. The subscription price for all options granted under the Option Scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price shall never be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the Board at the date of the grant. The options granted under the plan to date vest over a period of one to three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

During the year ended December 31, 2017, the Company granted additional option of a total of 113,000 options to officers and employees, pursuant to the Company's Share Option Scheme. The options have a five year term and a three year vesting period and the first options will be exercisable from September 2018 onwards. The initial strike price was $14.30 per share.

The following summarizes share option transactions related to the Option Scheme in 2017, 2016 and 2015:

	2017		2016		2015
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	279,000	13.03	125,000	12.56	189,000	13.17
Granted	113,000	14.30	279,000	14.38	—	—
Exercised	(7,500)	11.78	(125,000)	12.11	(64,000)	10.55
Forfeited	(15,000)	11.78	—	—	—	—
Options outstanding at end of year	369,500	12.20	279,000	13.03	125,000	12.56

Exercisable at end of year	85,500	11.43	—	—	125,000	12.56

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2017 was $3.77 per share as at grant-date (2016: $3.06; 2015: $nil). The weighted average assumptions used to calculate the fair values of the new options granted in 2017 were (a) risk free interest rate of 1.58% (2016: 1.08%; 2015: 0%); (b) expected share price volatility of 33.0% (2016: 31.3%; 2015: 0%); (c) expected dividend yield of 0% (2016: 0%; 2015: 0%) and (d) expected life of options 3.5 years (2016: 3.5 years ; 2015: nil).

The total intrinsic value of options exercised in 2017 was $0.02 million on the day of exercise (2016: $0.3 million; 2015: $0.3 million). The total amount of cash received from options exercised in 2017 was $0.1 million (2016: $0.1 million; 2015: $0.8 million).

As of December 31, 2017, there are 85,500 options fully vested but not exercised (2016: nil; 2015: 125,000 options) and their intrinsic value amounted to $0.3 million (2016: $nil ; 2015: $0.5 million). The weighted average remaining term of the vested exercisable options is 3.2 years as of December 31, 2017.

As of December 31, 2017, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $0.5 million (2016: $0.5 million; 2015: $nil) and their intrinsic value amounted to $0.9 million (2016: $0.5 million; 2015: $nil). This cost will be recognized over the remaining vesting periods, which average 2.0 years (2016: 2.2 years; 2015: nil).

During the year ended December 31, 2017, the Company recognized an expense of $0.4 million in compensation cost relating to the stock options (2016: $0.4 million; 2015: $nil).